Debt Summary of Loss on Extinguishment of Debt and Debt Issuance Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Debt Instrument [Line Items]
Loss on extinguishment of debt	$ 35.7	$ 40.4	$ 0.0
New Debt Issuance Costs
Debt Instrument [Line Items]
Loss on extinguishment of debt	11.0	20.6
Capitalized & Amortized Over Life of New Issuances	11.6	115.0
Total	22.6	135.6
Previously Incurred Debt Issuance Costs Or Unamortized Discount
Debt Instrument [Line Items]
Loss on extinguishment of debt	$ 24.7	$ 19.8